Operations - The Group (Details)	12 Months Ended
Dec. 31, 2021
Shanghai Hode Information Technology Co., Ltd. ("Hode Information Technology")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2013
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu").
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. ("Sharejoy Network")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. ("Shanghai Hehehe")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. ("Shanghai Anime Tamashi")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2015
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	E-commerce platform
Bilibili HK Limited
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Investment holding
Hode HK Limited
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Investment holding
Chaodian HK Limited
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2019
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Investment holding
Bilibili Co., Ltd.
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Japan, 2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Business development
Hode Shanghai Limited ("Hode Shanghai")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Technology development
Shanghai Bilibili Technology Co., Ltd
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2016
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Technology development
Chaodian (Shanghai) Technology Co., Ltd.
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2019
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	E-commerce and advertising